UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Consolidated Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd., Series 2012-1A, Class D,
5.58%, 9/20/23(a)(b)	USD	750	$728,437
Anchorage Capital CLO Ltd., Series 2012-1A, Class B,
3.16%, 1/13/25(a)(b)		1,000	946,700
Apidos CDO, Series 2012-11A, Class D,
4.74%, 1/17/23(a)(b)		500	460,500
Atrium CDO Corp., Series 9A, Class D,
3.96%, 2/28/24(a)(b)(c)		500	483,500
Carlyle Global Market Strategies, Series 2013-1A, Class C,
4.00%, 2/14/25(a)(b)(c)		250	250,000
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class D,
4.89%, 1/20/25(a)(b)		450	441,900
Cavalry CLO Ltd., Series 2A, Class D,
4.38%, 1/17/24(a)(b)(c)		500	486,650
Cent CLO LP, Series 2013-17A, Class C,
3.80%, 1/30/25(a)(b)(c)		500	466,050
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C,
4.30%, 4/20/23(a)(b)		575	535,791
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D,
4.50%, 4/17/22(a)(b)		950	894,330
Highbridge Loan Management Ltd., Series 2012-1A, Class C,
5.71%, 9/20/22(a)(b)		925	882,450
ING Investment Management(a)(b):
Series 2012-2A, Class D, 4.85%, 10/15/22		950	916,750
Series 2012-4A, Class C, 4.73%, 10/15/23		500	481,700
LCM XI LP, Series 11A, Class D2,
4.25%, 4/19/22(a)(b)		1,000	950,000
Marea CLO Ltd., Series 2012-1A, Class D,
5.01%, 10/16/23(a)(b)		1,000	1,000,000
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C,
4.56%, 1/15/24(a)(b)		600	562,140
OZLM Funding Ltd.(a)(b):
Series 2012-2A, Class C, 5.08%, 10/30/23		500	504,700
Series 2013-3A, Class C, 4.15%, 1/22/25(c)		250	243,775
Race Point VI CLO Ltd., Series 2012-6A, Class D,
4.81%, 5/24/23(a)(b)		675	653,535
Symphony CLO IX LP, Series 2012-9A, Class D,
4.55%, 4/16/22(a)(b)		775	739,040
Symphony CLO X Ltd., Series 2012-10A, Class D,
5.55%, 7/23/23(a)(b)		925	927,312
West CLO Ltd., Series 2012-1A, Class C,
5.05%, 10/30/23(a)(b)		845	820,377

Total Asset-Backed Securities – 4.2%			14,375,637

Common Stocks	Shares
Construction & Engineering – 0.0%
USI United Subcontractors		8,067	8,068

Hotels, Restaurants & Leisure – 0.3%
BLB Worldwide Holdings, Inc.(d)		50,832	1,008,151

Metals & Mining – 0.1%
Euramax International(d)		1,135	235,554

Paper & Forest Products – 0.2%
Ainsworth Lumber Co. Ltd.(a)(d)		62,685	170,005
Ainsworth Lumber Co. Ltd.(d)		220,483	597,961

			767,966

Software – 0.2%
Bankruptcy Management Solutions, Inc.(d)		2,947	29
HMH Holdings/EduMedia		41,612	776,772

			776,801

Total Common Stocks – 0.8%			2,796,540

Corporate Bonds	Par (000)
Airlines – 0.2%
American Airlines Pass-Through Trust, Series 2011-2, Class A,
8.63%, 10/15/21	USD	207	215,102
Continental Airlines Pass-Through Trust, Series 2012-3, Class C,
6.13%, 4/29/18		415	412,925

			628,027

Auto Components – 0.2%
Icahn Enterprises LP,
8.00%, 1/15/18		660	707,025

Beverages – 0.6%
Refresco Group BV(b):
4.19%, 5/15/18	EUR	1,000	1,336,076
4.19%, 5/15/18(a)		500	668,038

			2,004,114

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Building Products 1.0%
Grohe Holding GmbH(b):
4.18%, 9/15/17(a)	USD	700	$950,460
8.75%, 12/15/17		1,400	1,986,463
Momentive Performance Materials, Inc.,
8.88%, 10/15/20		425	437,750

			3,374,673

Capital Markets – 0.1%
E*Trade Financial Corp.,
(0.74)%, 8/31/19(a)(e)(f)		439	460,950

Commercial Banks – 1.3%
VTB Bank OJSC Via VTB Capital SA,
6.88%, 5/29/18		3,940	4,383,250

Commercial Services & Supplies – 0.7%
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16(a)		508	536,185
Verisure Holding AB,
6.69%, 9/01/18(b)	EUR	1,500	2,057,068

			2,593,253

Communications Equipment – 1.1%
Telenet Finance IV Luxembourg S.C.A.,
4.06%, 6/15/21(b)		1,500	2,046,885
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20	USD	1,010	1,126,150
10.13%, 7/01/20		665	773,062

			3,946,097

Consumer Finance – 0.3%
Inmarsat Finance Plc,
7.38%, 12/01/17(a)		1,015	1,091,125

Containers & Packaging – 1.8%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17(a)	EUR	400	581,139
7.38%, 10/15/17		300	435,854
4.88%, 11/15/22(a)	USD	201	199,995
GCL Holdings SCA,
9.38%, 4/15/18(a)	EUR	329	477,987
Smurfit Kappa Acquisitions:
7.25%, 11/15/17(a)		355	509,976
7.75%, 11/15/19(a)		416	618,505
3.70%, 10/15/20(b)		2,500	3,402,989

			6,226,445

Diversified Financial Services – 1.1%
Ally Financial, Inc.,
2.51%, 12/01/14(b)	USD	795	799,031
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		2,345	2,397,762
6.88%, 2/15/21		490	525,525

			3,722,318

Diversified Telecommunication Services – 0.1%
ITC Deltacom, Inc.,
10.50%, 4/01/16		477	507,409

Energy Equipment & Services – 0.6%
Compagnie Générale de Géophysique, Veritas,
7.75%, 5/15/17		1,795	1,866,800
FTS International Services LLC/FTS International Bonds, Inc.,
8.13%, 11/15/18(a)		298	308,430

			2,175,230

Health Care Equipment & Supplies – 0.4%
Ontex IV SA,
4.32%, 4/15/18(b)	EUR	1,000	1,330,645

Health Care Providers & Services – 2.0%
CHS/Community Health Systems, Inc.,
5.13%, 8/15/18	USD	954	1,004,085
Crown Newco 3 Plc,
7.00%, 2/15/18(a)	GBP	1,750	2,886,520
HCA, Inc.,
6.50%, 2/15/20	USD	1,055	1,173,687
inVentiv Health, Inc.,
9.00%, 1/15/18(a)		510	523,388
Tenet Healthcare Corp.:
6.25%, 11/01/18		495	543,263
4.50%, 4/01/21(a)(c)		704	692,560

			6,823,503

Hotels, Restaurants & Leisure – 0.1%
Carlson Wagonlit BV,
6.88%, 6/15/19(a)		200	212,000

Household Durables – 0.1%
Berkline/Benchcraft LLC,
4.50%, 11/03/12(d)(g)		400	–
United Rentals North America, Inc.,
5.75%, 7/15/18		210	225,750

			225,750

Independent Power Producers & Energy Traders – 1.0%
Calpine Corp.,
7.25%, 10/15/17(a)		112	118,720
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20(a)		585	669,825
10.00%, 12/01/20		2,525	2,897,438

			3,685,983

IT Services – 0.2%
First Data Corp.,
6.75%, 11/01/20(a)		650	667,875

Machinery – 1.1%
KION Finance SA,
4.45%, 4/15/18(a)(b)	EUR	3,000	4,002,729

Media – 2.8%
Clear Channel Communications, Inc.,
9.00%, 12/15/19(a)	USD	397	376,394
Clear Channel Worldwide Holdings, Inc.(a):
6.50%, 11/15/22		509	536,995

2	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Clear Channel Worldwide Holdings, Inc.(a) (concluded):
6.50%, 11/15/22	USD	1,377	$1,466,505
Odeon & UCI Finco Plc,
9.00%, 8/01/18(a)	GBP	914	1,522,084
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17	EUR	300	439,506
5.75%, 1/15/23		1,450	1,988,499
Virgin Media Secured Finance Plc,
7.00%, 1/15/18	GBP	1,197	2,031,333
Ziggo Finance BV,
6.13%, 11/15/17(a)	EUR	1,005	1,435,549

			9,796,865

Metals & Mining – 0.1%
New World Resources NV,
7.88%, 5/01/18		133	182,393

Oil, Gas & Consumable Fuels – 2.6%
EP Energy LLC/Everest Acquisition Finance, Inc.,
6.88%, 5/01/19	USD	385	416,763
Gazprom OAO Via RBS AG,
9.63%, 3/01/13		3,230	3,247,054
KazmunaiGaz Finance Sub BV,
8.38%, 7/02/13		1,500	1,532,250
OGX Petroleo e Gas Participacoes SA,
8.50%, 6/01/18(a)		520	484,900
Petroleos de Venezuela SA,
5.25%, 4/12/17		4,000	3,470,000

			9,150,967

Paper & Forest Products – 0.1%
Verso Paper Holdings LLC,
11.75%, 1/15/19(a)		396	414,810

Real Estate Management & Development – 0.3%
Country Garden Holdings Co. Ltd.,
7.50%, 1/10/23(a)		500	508,100
Realogy Corp.,
7.63%, 1/15/20(a)		445	505,075

			1,013,175

Specialty Retail – 0.2%
House of Fraser Funding Plc,
8.88%, 8/15/18(a)	GBP	349	583,033

Transportation Infrastructure – 0.4%
Aguila 3 SA,
7.88%, 1/31/18(a)	CHF	1,100	1,278,227

Wireless Telecommunication Services – 2.3%
iPCS, Inc.,
2.44%, 5/01/13(b)	USD	1,155	1,155,000
Matterhorn Mobile SA,
5.44%, 5/15/19(b)	EUR	3,000	4,119,229
Sprint Nextel Corp.(a):
9.00%, 11/15/18	USD	790	977,625
7.00%, 3/01/20		1,460	1,693,600

			7,945,454

Total Corporate Bonds – 22.8%			79,133,325

Floating Rate Loan Interests(b)
Aerospace & Defense – 2.2%
DigitalGlobe, Inc., Term Loan B,
3.75%, 1/22/20		1,365	1,381,216
DynCorp International, Term Loan B,
6.25%, 7/07/16		385	387,761
Hamilton Sundstrand Industrial, 1st Lien Term Loan,
5.00%, 12/13/19		1,945	1,961,532
SI Organization, Inc., Term Loan B,
4.50%, 11/22/16		1,072	1,069,963
Spirit Aerosystems, Inc., Term Loan B,
3.75%, 4/18/19		963	969,349
TransDigm, Inc.:Add On
Term Loan B2, 4.00%, 2/14/17		450	454,254
Term Loan B, 4.00%, 2/14/17		1,334	1,345,279

			7,569,354

Airlines – 0.8%
Delta Air Lines, Inc.:
Term Loan, 3.56%, 9/16/15		933	872,410
Term Loan B, 5.50%, 4/20/17		1,627	1,642,487
US Airways Group, Inc., Term Loan,
2.70%, 3/21/14		160	159,101

			2,673,998

Auto Components – 3.6%
Autoparts Holdings Ltd., First Lien Term Loan,
6.50%, 7/28/17		1,629	1,642,280
Federal-Mogul Corp.:
Term Loan B, 2.14% - 2.15%, 12/29/14		3,444	3,262,956
Term Loan C, 2.14% - 2.15%, 12/28/15		1,435	1,359,844
FleetPride Corp., First Lien Term Loan,
5.25%, 11/20/19		970	980,612
The Goodyear Tire & Rubber Co., Second Lien Term Loan,
4.75%, 4/30/19		1,705	1,723,943
GPX International Tire Corp.(d)(g):
Term Loan, 13.00%, 3/30/12		4	–
Term Loan, 12.25%, 3/30/12		274	–
Schaeffler AG, Term Loan B2,
6.00%, 1/27/17		1,120	1,133,160

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)		Value
Auto Components (concluded)
Transtar Holding Co., First Lien Term Loan,
5.50%, 10/09/18	USD	1,317	$1,329,867
UCI International, Inc., Term Loan B,
5.50%, 7/26/17		931	935,655

			12,368,317

Beverages – 0.0%
Le-Nature’s, Inc., Tranche B Term Loan,
10.25%, 3/01/11(d)(g)		1,000	100

Biotechnology – 0.4%
Grifols, Inc., Term Loan B,
4.25%, 6/01/17		1,461	1,470,009

Building Products – 1.8%
Armstrong World Industries, Inc., Term Loan B,
4.00%, 3/09/18		2,045	2,063,217
CPG International, Inc., Term Loan B,
5.75%, 9/18/19		1,945	1,960,939
Unifrax Corp., Term Loan B,
4.50%, 11/28/18		585	582,075
United Subcontractors, Inc., Term Loan (First Lien),
4.32%, 6/30/15		202	192,320
Wilsonart International Holdings LLC, Term Loan B,
5.50%, 10/31/19		1,555	1,573,784

			6,372,335

Capital Markets – 1.6%
American Capital Holdings, Inc., Term Loan,
5.50%, 8/22/16		1,605	1,637,100
HarbourVest Partners LLC, Term Loan B,
4.75%, 11/21/17		990	994,483
Nuveen Investments, Inc.:
Extended First Lien Term Loan, 5.71% - 5.81%, 5/13/17		750	757,648
Extended Term Loan, 5.70% - 5.81%, 5/12/17		1,193	1,202,762
Incremental Term Loan, 7.25%, 5/13/17		310	311,293
Term Loan, 7.31%, 2/28/19		531	540,516

			5,443,802

Chemicals – 4.8%
American Rock Salt Holdings LLC, Term Loan,
5.50%, 4/25/17		1,597	1,573,679
Chemtura Corp., Exit Term Loan B,
5.50%, 8/27/16		720	727,200
DuPont Performance Coatings:
Term Loan B, 4.75%, 1/03/20		4,010	4,066,942
Term Loan B, 5.25%, 1/18/20	EUR	135	184,220
Evergreen Acqco 1 LP, Term Loan,
5.00%, 7/09/19	USD	1,279	1,290,101
General Chemical Corp., Term Loan,
5.00% - 5.75%, 10/06/15		981	983,833
INEOS US Finance LLC:
3 Year Term Loan, 5.50%, 5/04/15		233	237,692
6 Year Term Loan, 6.50%, 5/04/18		854	872,285
MacDermid, Inc., Tranche C Term Loan,
2.31%, 4/11/14	EUR	1,340	1,818,239
Nexeo Solutions LLC, Term Loan B,
5.00%, 9/08/17	USD	1,445	1,442,443
PolyOne Corp., Term Loan,
5.00%, 12/20/17		480	483,453
Tronox Pigments (Netherlands) BV:
Delayed Draw Term Loan, 4.25%, 2/08/18		361	364,199
Term Loan B, 4.25%, 2/08/18		1,325	1,335,397
Univar, Inc., Term Loan B,
5.00%, 6/30/17		1,165	1,172,270

			16,551,953

Commercial Banks – 0.5%
Everest Acquisition LLC, Term Loan B1,
5.00%, 5/24/18		1,755	1,772,866

Commercial Services & Supplies – 4.9%
ACCO Brands Corp., Term Loan B,
4.25%, 4/30/19		1,587	1,604,401
ADS Waste Holdings, Inc., Term Loan B,
5.25%, 10/09/19		3,000	3,024,390
Altegrity, Inc.:
Term Loan, 2.95%, 2/21/15		635	607,219
Tranche D Term Loan, 7.75%, 2/20/15		809	804,913
AWAS Finance Luxembourg Sarl:
Term Loan, 4.75%, 7/16/18		265	266,290
Term Loan B, 5.25%, 6/10/16		1,768	1,798,869
Delos Aircraft, Inc., Term Loan B2,
4.75%, 4/12/16		1,675	1,684,078
Garda World Security Corp., Term Loan B,
4.50%, 10/24/19		314	317,160
KAR Auction Services, Inc., Term Loan B,
5.00%, 5/19/17		2,167	2,196,103
Progressive Waste Solutions Ltd., Term Loan B,
3.50%, 10/24/19		830	839,338
Protection One, Inc., Term Loan,
5.75%, 3/21/19		1,350	1,366,673
West Corp., Term Loan B6,
5.75%, 6/29/18		2,378	2,405,540

			16,914,974

4	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)		Value
Communications Equipment – 4.8%
Alcatel-Lucent:
Term Loan B, 6.50%, 7/29/16	USD	1,165	$1,178,106
Term Loan C, 7.50%, 1/31/19		1,670	1,686,283
Term Loan D, 7.50%, 1/31/19	EUR	650	878,475
Avaya, Inc.:
Extended Term Loan B3, 4.81%, 10/26/17	USD	307	286,925
Term Loan B5, 8.00%, 3/30/18		774	778,377
CommScope, Inc., Term Loan,
4.25%, 1/12/18		1,742	1,753,917
Riverbed Technology, Inc., Term Loan,
4.00%, 12/13/19		1,695	1,710,543
Telesat Canada, Term Loan A,
4.40%, 3/24/17	CAD	5,590	5,443,440
Zayo Group LLC, Term Loan B,
5.25%, 7/02/19	USD	2,920	2,957,318

			16,673,384

Construction & Engineering – 0.8%
BakerCorp International, Inc., Term Loan B,
5.00%, 6/01/18		675	676,412
Safway Services LLC, First Out Term Loan,
9.00%, 12/16/17		2,100	2,100,000

			2,776,412

Construction Materials – 1.7%
HD Supply, Inc., Senior Debt B,
7.25%, 10/12/17		5,880	6,031,872

Consumer Finance – 0.8%
Springleaf Financial Funding Co., Term Loan,
5.50%, 5/10/17		2,820	2,826,345

Containers & Packaging – 0.6%
Sealed Air Corp., New Term Loan,
4.00%, 10/03/18		1,015	1,029,139
Smurfit Kappa Acquisitions:
Term Loan B4, 3.68% – 3.83%, 6/30/16	EUR	338	457,978
Term Loan C4, 3.98% - 4.08%, 3/31/17		346	470,521

			1,957,638

Distributors – 0.4%
Crossmark Holdings, Inc., Term Loan B,
4.68%, 1/31/20	USD	500	500,000
VWR Funding, Inc., Term Loan B,
4.56%, 4/03/17		735	739,285

			1,239,285

Diversified Consumer Services – 3.1%
Bright Horizons Family, Inc., Term Loan B,
4.00%, 1/16/20		1,505	1,513,774
Coinmach Service Corp.:
Delayed Draw Term Loan, 3.20%, 11/20/14		481	470,376
Term Loan B, 3.20%, 11/20/14		1,727	1,687,786
Education Management LLC, Term Loan C3,
8.25%, 3/29/18		289	246,952
Iglo Foods Midco Ltd., Term Loan F,
4.87%, 10/31/17	EUR	2,620	3,579,515
Laureate Education, Inc., Extended Term Loan,
5.25%, 6/18/18	USD	1,742	1,750,228
ServiceMaster Co.:
Delayed Draw Term Loan, 2.71%, 7/24/14		17	16,961
Term Loan , 2.71%, 7/24/14		21	20,695
Weight Watchers International, Inc., Term Loan F,
4.00%, 3/15/19		1,523	1,540,161

			10,826,448

Diversified Financial Services – 2.8%
Residential Capital LLC:
DIP Term Loan A1, 6.00%, 11/18/13		1,550	1,551,457
DIP Term Loan A2, 7.75%, 11/18/13		225	226,055
Reynolds Group Holdings, Inc., Term Loan,
5.00%, 9/28/18	EUR	4,988	6,782,597
WMG Acquisition Corp., Term Loan,
5.25%, 11/01/18	USD	985	999,775

			9,559,884

Diversified Telecommunication Services – 4.2%
Consolidated Communications, Inc., Term Loan B3,
5.25%, 12/31/18		2,350	2,369,576
Hawaiian Telcom Communications, Inc., Term Loan B,
7.00%, 2/28/17		1,466	1,493,203
Integra Telecom Holdings, Inc., Term Loan B,
9.25%, 4/15/15		1,974	1,987,327
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		439	443,947
2019 Term Loan B, 5.25%, 8/01/19		1,380	1,398,975
Term Loan, 4.75%, 8/01/19		4,920	4,973,825
US Telepacific Corp., Term Loan B,
5.75%, 2/23/17		1,895	1,890,048

			14,556,901

Electronic Equipment, Instruments & Components – 0.3%
CDW LLC, Extended Term Loan,
4.00%, 7/14/17		1,202	1,208,178

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Energy Equipment & Services – 1.7%
Dynegy Midwest Generation LLC, Coal Co. Term Loan,
9.25%, 8/04/16	USD	988	$1,023,216
Dynegy Power LLC, Gas Co. Term Loan,
9.25%, 8/04/16		1,341	1,395,643
MEG Energy Corp., Term Loan B,
4.00%, 3/16/18		2,572	2,593,401
Tervita Corp., Incremental Term Loan,
6.50%, 11/14/14		921	920,313

			5,932,573

Food & Staples Retailing – 2.8%
Alliance Boots Holdings Ltd., Term Loan B1,
3.48%, 7/09/15	GBP	4,525	7,036,132
Iceland Foods Group Ltd., Term Loan B1,
6.00%, 3/08/19		849	1,355,372
Pilot Travel Centers LLC, Term Loan B2,
4.25%, 8/07/19	USD	1,282	1,298,617

			9,690,121

Food Products – 1.8%
AdvancePierre Foods, Inc., Second Lien Term Loan,
5.75%, 7/10/17		1,450	1,472,475
Del Monte Foods Co., Term Loan,
4.50%, 3/08/18		1,608	1,610,881
Michael Foods Group, Inc., Term Loan,
4.25%, 2/23/18		296	300,511
Pinnacle Foods Finance LLC, Term Loan E,
4.75%, 10/17/18		1,373	1,393,784
Solvest Ltd. (Dole):
Term Loan B-2, 5.00% - 6.00%, 7/06/18		576	576,210
Term Loan C-2, 5.00% - 6.00%, 7/06/18		1,030	1,031,115

			6,384,976

Health Care Equipment & Supplies – 4.0%
Bausch & Lomb, Inc., Term Loan B,
5.25%, 5/17/19		2,313	2,335,422
Biomet, Inc., Extended Term Loan B,
3.95% - 4.06%, 7/25/17		902	910,517
BSN Medical Acquisition Holding GmbH, Term Loan B,
5.00%, 8/28/19		2,000	2,008,000
DJO Finance LLC:
Extended Term Loan B2, 5.20%, 11/01/16		411	413,681
Term Loan B3, 6.25%, 9/15/17		2,764	2,790,373
Hologic, Inc., Term Loan B,
4.50%, 8/01/19		2,142	2,167,356
Hupah Finance, Inc., Term Loan B,
4.50%, 1/21/19		953	957,564
Immucor, Inc., Term Loan B1,
5.75%, 8/17/18		1,738	1,762,694
LHP Hospital Group, Inc., Term Loan,
9.00%, 7/03/18		567	579,911

			13,925,518

Health Care Providers & Services – 3.9%
Ardent Medical Services, Inc., Term Loan,
6.75%, 7/02/18		710	723,312
CHG Buyer Corp., First Lien Term Loan,
5.00%, 11/22/19		1,217	1,231,152
ConvaTec, Inc., Term Loan,
5.00%, 12/22/16		1,186	1,203,591
DaVita, Inc.:
Tranche B Term Loan, 4.50%, 10/20/16		2,184	2,207,367
Term Loan B2, 4.00%, 11/01/19		670	676,700
Emergency Medical Services Corp., Term Loan,
5.25%, 5/25/18		1,459	1,461,530
Genesis HealthCare Corp., Term Loan B,
10.00% - 10.75%, 9/25/17		578	563,366
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		1,131	1,107,688
Term Loan A, 8.50%, 3/02/15		683	676,466
HCA, Inc., Extended Term Loan B3,
3.45%, 5/01/18		330	332,010
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		183	178,995
Incremental Term Loan B-3, 7.75%, 5/15/18		241	236,911
Medpace, Inc., Term Loan,
6.50% - 7.25%, 6/16/17		1,383	1,376,569
Sheridan Holdings, Inc., First Lien Term Loan,
6.00%, 6/29/18		284	287,545
US Renal Care, Inc., First Lien Term Loan,
6.25%, 7/02/19		1,363	1,385,301

			13,648,503

Health Care Technology – 1.1%
IMS Health, Inc., Term Loan B,
4.50%, 8/25/17		1,182	1,182,842
Kinetic Concepts, Inc., Term Loan C1,
5.50%, 5/04/18		1,737	1,768,585
MedAssets, Inc., Term Loan B,
4.00%, 12/13/19		765	774,241

			3,725,668

Hotels, Restaurants & Leisure – 7.1%
Alpha D2 Ltd., Extended Term Loan B2,
6.00%, 4/30/19		1,439	1,455,636
Boyd Gaming Corp., Incremental Term Loan,
6.00%, 12/17/15		1,007	1,024,622

6	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Caesars Entertainment Operating Co., Inc.:
Term Loan, 9.25%, 4/25/17	USD	855	$868,894
Term Loan B1, 3.20%, 1/28/15		1,450	1,437,457
Term Loan B2, 3.20%, 1/28/15		1,125	1,115,269
Dunkin’ Brands, Inc., Term Loan B2,
4.00%, 11/23/17		1,798	1,801,680
Greektown Superholdings, Inc., Term Loan B,
6.25%, 12/18/18		2,170	2,178,137
Harrah’s Property Co., Mezzanine Term Loan,
3.21%, 2/13/13		3,546	3,272,767
MGM Resorts International, Term Loan B,
4.25%, 12/20/19		2,075	2,103,510
OSI Restaurant Partners, LLC, Term Loan B,
4.75%, 10/24/19		1,284	1,299,308
SeaWorld Parks & Entertainment, Inc., Term Loan B,
4.00%, 8/17/17		1,130	1,138,347
Station Casinos, Inc.: 2011
Term Loan B2, 4.21%, 6/17/16		285	280,012
Term Loan B, 5.50%, 9/27/19		2,105	2,141,558
Term Loan B1, 3.20%, 6/17/16		942	922,809
Twin River Worldwide Holdings, Inc., Term Loan,
8.50%, 11/05/15		1,170	1,178,462
Wendy’s International, Inc., Term Loan B,
4.75%, 5/15/19		2,349	2,374,953

			24,593,421

Household Durables – 0.0%
Berkline/Benchcraft LLC, Term Loan B,
14.00%, 11/03/11(d)(g)		174	36,817

Household Products – 1.1%
Prestige Brands, Inc., Term Loan,
5.25% - 6.25%, 1/31/19		1,282	1,288,337
Spectrum Brands, Inc., Term Loan B,
5.00%, 12/17/19		2,550	2,583,252

			3,871,589

Independent Power Producers & Energy Traders – 0.4%
The AES Corp., Term Loan,
4.25%, 6/01/18		675	682,403
Calpine Corp., Term Loan,
4.50%, 4/02/18		567	573,057

			1,255,460

Industrial Conglomerates – 1.2%
Sequa Corp., Term Loan,
5.25%, 5/29/17		4,002	4,060,340

Insurance – 1.6%
Alliant Holdings I, Inc., Term Loan B,
5.00%, 12/20/19		1,135	1,147,292
Asurion LLC, First Lien Term Loan,
5.50%, 5/24/18		801	808,913
CNO Financial Group, Inc.:
Term Loan B-1, 4.25%, 9/28/16		1,045	1,054,144
Term Loan B-2, 5.00%, 9/20/18		1,427	1,441,948
Cunningham Lindsey Group, Inc., First Lien Term Loan B,
5.00%, 10/29/19		985	1,001,006

			5,453,303

Internet Software & Services – 0.3%
Web.com Group, Inc., Term Loan B,
5.50%, 10/27/17		1,165	1,182,386

IT Services – 4.8%
CCC Information Services, Inc., Term Loan,
5.25%, 12/25/19		520	523,900
Ceridian Corp., Extended Term Loan,
5.96%, 5/09/17		1,817	1,835,140
First Data Corp.:
2018 Add-on Term Loan, 5.20%, 9/24/18		1,535	1,534,171
Extended 2018 Term Loan B, 4.20%, 3/23/18		6,690	6,621,015
Genpact International, Inc., Term Loan B,
4.25%, 8/30/19		2,075	2,095,548
InfoGroup, Inc., Term Loan,
5.75%, 5/25/18		349	315,841
iPayment, Inc., Term Loan B,
5.75%, 5/08/17		97	98,186
SunGard Data Systems, Inc., Term Loan D,
4.50%, 1/31/20		1,500	1,515,630
TransUnion LLC, Term Loan B,
5.50%, 2/12/18		2,225	2,251,245

			16,790,676

Leisure Equipment & Products – 0.6%
Eastman Kodak Co., DIP Term Loan B,
8.50%, 7/19/13		660	660,052
FGI Operating Company LLC, Term Loan,
5.50%, 4/19/19		1,289	1,276,233

			1,936,285

Life Sciences Tools & Services – 0.2%
Patheon, Inc., Term Loan,
7.25%, 12/06/18		745	755,244

Machinery – 2.5%
Alliance Laundry Systems LLC:
First Lien Term Loan, 5.50%, 12/10/18		525	530,906
Second Lien Term Loan, 9.50%, 12/10/19		350	357,000

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Machinery (concluded)
Apex Tool Group, LLC, Term Loan B,
4.50%, 1/28/20	USD	1,285	$1,296,514
Dematic S.A., Term Loan,
5.25%, 12/11/19		1,065	1,073,435
Intelligrated, Inc., First Lien Term Loan,
6.75%, 7/30/18		1,197	1,217,205
Rexnord Corp., REFI Term Loan B,
4.50%, 4/02/18		633	638,807
Terex Corp.:
Term Loan B, 4.50%, 4/28/17		1,581	1,600,542
Term Loan B, 5.00%, 4/28/17	EUR	351	476,749
Wabash National Corp.,
Term Loan B, 6.00%, 5/02/19	USD	1,454	1,468,553

			8,659,711

Media – 12.9%
Affinion Group, Inc., Term Loan B,
6.50%, 7/16/15		218	208,023
AMC Entertainment, Inc., Term Loan B3,
4.75%, 2/22/18		842	851,228
BBHI Acquisition LLC, Term Loan B,
4.50%, 12/14/17		336	338,197
Capsugel Holdings US, Inc., Term Loan B,
4.75%, 8/01/18		1,171	1,188,513
Catalina Marketing Corp., Extended Term Loan B,
5.70%, 9/29/17		1,440	1,447,482
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		196	150,834
Tranche 1 Incremental, 7.50%, 7/03/14		1,107	877,932
Charter Communications Operating LLC: Extended
Term Loan C, 3.46%, 9/06/16		322	325,071
Term Loan D, 4.00%, 5/15/19		187	189,969
Clarke American Corp., Term Facility B,
2.71%, 6/30/14		50	49,166
Clear Channel Communications, Inc.:
Term Loan A, 3.60%, 7/30/14		1,609	1,590,691
Term Loan B, 3.85%, 1/29/16		407	351,587
Term Loan C, 3.85%, 1/29/16		439	373,589
Cumulus Media, Inc., First Lien Term Loan,
4.50%, 9/17/18		1,236	1,250,879
EMI Music Publishing Ltd., Term Loan B,
5.50%, 6/29/18		1,209	1,224,798
Foxco Acquisition Sub LLC, Term Loan B,
5.50%, 7/14/17		1,855	1,880,397
Getty Images, Inc., Term Loan B,
4.75%, 10/18/19		1,090	1,101,990
Gray Television, Inc., Term Loan B,
4.75%, 10/15/19		1,436	1,459,646
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B,
7.25%, 6/01/18		1,151	1,157,056
Hubbard Broadcasting, Term Loan B,
5.25%, 4/28/17		887	889,339
Intelsat Jackson Holdings Ltd., Term Loan B-1,
4.50%, 4/02/18		6,891	6,975,701
Interactive Data Corp., Term Loan B,
4.50%, 2/12/18		3,589	3,601,562
Kabel Deutschland GmbH:
Term Loan A1, 3.62%, 3/31/14	EUR	3,043	4,130,371
Term Loan D, 4.12%, 12/13/16		1,000	1,363,273
Term Loan F, 4.25%, 2/01/19	USD	2,045	2,047,556
Lavena Holding 4 GmbH (Prosiebensat 1 Media AG):
Term Loan B, 2.62%, 3/06/15	EUR	304	400,564
Term Loan C, 3.00%, 3/04/16		608	805,254
NEP Broadcasting LLC:
Term Loan, 9.50%, 8/18/20	USD	610	628,300
Term Loan B, 5.25%, 1/18/20		880	893,570
Nielsen Finance LLC, Class B Term Loan,
3.96%, 5/02/16		1,193	1,200,373
Serpering Investments BV (Casema NV), Term Loan B,
3.12%, 3/31/17	EUR	619	842,492
Sinclair Television Group, Inc., Term Loan B,
4.00%, 10/28/16	USD	822	828,261
Univision Communications, Inc., Extended Term Loan,
4.45%, 3/31/17		1,173	1,174,033
UPC Broadband Holding BV, Term Loan U,
4.11%, 12/29/17	EUR	775	1,053,804
UPC Financing Partnership, Term Loan T,
3.71%, 12/30/16	USD	195	195,915
WC Luxco Sarl, Term Loan B-3,
4.25%, 3/15/18		447	452,507
WideOpenWest Finance LLC, First Lien Term Loan,
6.25%, 7/17/18		1,363	1,376,781

			44,876,704

Metals & Mining – 4.5%
Ameriforge Group, Inc.:
Term Loan, 5.00%, 12/19/19		1,000	1,010,940
Term Loan C, 8.75%, 12/18/20		495	501,806

8	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Metals & Mining (concluded)
Constellium Holdco BV, Term Loan B,
9.25%, 5/25/18	USD	1,373	$1,393,696
FMG America Finance, Inc., Term Loan,
5.25%, 10/18/17		3,925	3,973,010
Metals USA, Inc., Term Loan,
6.25%, 11/15/19		1,220	1,232,200
Novelis, Inc., Term Loan,
4.00%, 3/10/17		3,064	3,091,341
SunCoke Energy, Inc., Term Loan B,
4.00%, 7/26/18		258	255,261
Walter Energy, Inc., Term Loan B,
5.75%, 4/02/18		2,310	2,332,482
Windsor Financing, LLC, Term Loan B,
6.25%, 12/05/17		1,730	1,781,501

			15,572,237

Multiline Retail – 2.5%
99¢ Only Stores, Term Loan,
5.25%, 1/11/19		1,302	1,316,508
BJ’s Wholesale Club, Inc.:
First Lien Term Loan, 5.75%, 9/26/19		1,097	1,113,094
Second Lien Term Loan, 9.75%, 3/26/20		545	566,800
HEMA Holding BV:
Second Lien Term Loan, 5.11%, 1/05/17	EUR	3,800	4,659,158
Term Loan B, 2.11%, 7/06/15		167	215,375
Term Loan C, 2.86%, 7/05/16		167	216,508
The Neiman Marcus Group, Inc., Extended Term Loan,
4.75%, 5/16/18	USD	750	751,410

			8,838,853

Oil, Gas & Consumable Fuels – 3.8%
Chesapeake Energy Corp., Unsecured Term Loan,
5.75%, 12/01/17		2,115	2,165,887
Gibson Energy ULC, Term Loan B,
4.75%, 6/15/18		2,033	2,065,321
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/02/15		1,120	1,131,343
Plains Exploration & Production, 7-Year Term Loan,
4.00%, 11/30/19		2,395	2,402,640
Samson Investment Co., Second Lien Term Loan,
6.00%, 9/25/18		785	795,597
Tesoro Corp., Term Loan B,
2.75%, 1/30/16		1,440	1,446,307
Vantage Drilling Co., Term Loan,
6.25%, 10/26/17		3,264	3,282,911

			13,290,006

Pharmaceuticals – 4.6%
Alkermes, Inc., Term Loan,
4.50%, 9/18/19		344	348,116
Aptalis Pharma, Inc., Term Loan B,
5.50%, 2/10/17		2,646	2,666,507
Par Pharmaceutical Cos., Inc., Term Loan B,
5.00%, 9/30/19		3,476	3,511,050
Pharmaceutical Product Development, Inc., Term Loan B,
6.25%, 12/05/18		3,194	3,220,055
Quintiles Transnational Corp., Term Loan B,
5.00%, 6/08/18		1,300	1,314,285
RPI Finance Trust, Incremental Tranche 2,
4.00%, 11/09/18		243	245,693
Valeant Pharmaceuticals International, Inc.:
Series C Tranche B, 4.25%, 12/11/19		1,650	1,673,084
Series D Tranche B, 4.25%, 2/13/19		1,706	1,727,251
Warner Chilcott Corp.:
Incremental Term Loan B-1, 4.25%, 3/15/18		247	249,962
Term Loan B-1, 4.25%, 3/15/18		651	658,192
Term Loan B-2, 4.25%, 3/15/18		201	203,487

			15,817,682

Professional Services – 1.6%
Booz Allen Hamilton, Inc., Term Loan B,
4.50%, 7/31/19		1,711	1,730,317
Emdeon, Inc., Term Loan B1,
5.00%, 11/02/18		1,668	1,689,036
ON Assignment, Inc., Term Loan B,
5.00%, 5/15/19		626	632,846
Truven Health Analytics, Inc., Term Loan B,
5.75%, 6/01/19		1,353	1,366,732

			5,418,931

Real Estate Investment Trusts (REITs) – 0.5%
iStar Financial, Inc., Term Loan,
5.75%, 9/28/17		1,685	1,706,164

Real Estate Management & Development – 1.3%
Realogy Corp.:
Extended Letter of Credit, 4.46%, 10/10/16		238	239,557
Extended Synthetic Letter of Credit, 3.23%, 10/10/13		57	55,619
Extended Term Loan, 4.46%, 10/10/16		4,318	4,345,772

			4,640,948

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Road & Rail – 0.9%
Genesee & Wyoming, Inc., Term Loan,
3.50%, 9/29/17	USD	697	$696,752
RAC Ltd., Term Loan B,
5.50%, 9/28/18	GBP	1,182	1,873,645
Road Infrastructure Investment LLC, Term Loan B,
6.25%, 3/30/18	USD	620	621,863

			3,192,260

Semiconductors & Semiconductor Equipment – 0.9%
Freescale Semiconductor, Inc., Extended Term Loan B,
4.46%, 12/01/16		1,291	1,291,372
NXP BV:
Term Loan A-2, 5.50%, 3/03/17		804	820,245
Term Loan C, 4.75%, 1/11/20		1,030	1,042,875

			3,154,492

Software – 4.0%
Bankruptcy Management Solutions, Inc.:
Term Loan (First Lien), 7.50%, 8/20/14		2	996
Term Loan (Second Lien), 8.21%, 8/20/15		283	5,657
Blackboard, Inc., Term Loan B,
7.50%, 10/04/18		204	206,300
GCA Services Group, Inc.:
Second Lien Term Loan, 9.25%, 10/22/20		500	495,000
Term Loan B, 5.25%, 11/01/19		1,185	1,186,979
Infor US, Inc., Term Loan B2,
5.25%, 4/05/18		4,228	4,283,037
Kronos, Inc., Second Lien Term Loan,
9.75%, 4/30/20		925	938,301
RP Crown Parent, LLC, First Lien Term Loan,
6.75%, 12/21/18		970	983,745
Sophia LP, Term Loan B,
6.25%, 7/19/18		1,386	1,390,870
SS&C Technologies, Inc.:
Term Loan B-1, 5.00%, 6/07/19		2,204	2,230,196
Term Loan B-2, 5.00%, 6/07/19		228	230,710
WaveDivision Holdings LLC, Term Loan B,
5.50%, 8/09/19		1,870	1,884,586

			13,836,377

Specialty Retail – 6.2%
Academy Ltd., Term Loan,
4.75%, 8/03/18		1,881	1,902,517
Bass Pro Group LLC, Term Loan B,
4.00%, 11/20/19		1,655	1,671,550
Burlington Coat Factory Warehouse Corp., Term Loan B1,
5.50%, 2/23/17		394	398,239
David’s Bridal, Inc., Term Loan B,
5.00%, 10/11/19		2,190	2,214,638
Equinox Holdings, Inc., Term Loan B,
5.75%, 11/16/19		1,210	1,229,663
The Gymboree Corp., Initial Term Loan,
5.00%, 2/23/18		70	67,877
Harbor Freight Tools USA, Inc., Term Loan B,
5.50%, 11/14/17		975	987,776
Jo-Ann Stores, Inc., Term Loan,
4.75%, 3/16/18		586	587,004
Leslie’s Poolmart, Inc., New Term Loan B,
2.00% - 5.25%, 10/16/19		1,963	1,986,097
Michaels Stores, Inc., Term Loan B2,
4.81%, 1/31/20		3,000	3,022,470
Party City Holdings Inc., Term Loan B,
5.75%, 7/26/19		2,264	2,288,191
Petco Animal Supplies, Inc., Term Loan,
4.50%, 11/24/17		2,003	2,007,218
Things Remembered, Inc., Term Loan B,
8.00%, 5/24/18		828	815,506
Toys ‘R’ Us Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		493	482,650
Term Loan B3, 5.25%, 5/25/18		254	248,651
The Yankee Candle Co., Inc., Term Loan B,
5.25%, 4/02/19		1,503	1,517,368

			21,427,415

Textiles, Apparel & Luxury Goods – 1.0%
Ascend Performance Materials LLC, Term Loan B,
6.75%, 4/10/18		2,412	2,429,863
Phillips-Van Heusen Corp., Term Loan B,
3.25%, 12/19/19		1,110	1,118,325

			3,548,188

Thrifts & Mortgage Finance – 0.6%
Insight Global, Inc., Term Loan B,
6.00%, 10/31/19		1,205	1,217,050
Ocwen Financial Corp., Term Loan B,
5.00%, 1/22/18		1,000	1,012,500

			2,229,550

Trading Companies & Distributors – 0.4%
WESCO Distribution, Inc., Term Loan B,
4.50%, 12/12/19		1,355	1,368,550

Wireless Telecommunication Services – 1.8%
Cricket Communications, Inc., Term Loan,
4.75%, 10/10/19		1,310	1,319,825

10	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Wireless Telecommunication Services (concluded)
MetroPCS Wireless, Inc., Term Loan B-3,
4.00%, 3/16/18	USD	550	$553,141
Vodafone Americas Finance 2, Inc.:
Term Loan, 6.88%, 8/11/15		3,542	3,612,993
Term Loan B, 6.25%, 7/11/16(h)		825	847,688

			6,333,647

Total Floating Rate Loan Interests – 122.7%			425,948,650

Foreign Agency Obligations
Colombia Government International Bond,
3.95%, 3/17/13		120	120,348

Total Foreign Agency Obligations – 0.0%			120,348

Other Interests(i)	Beneficial Interest (000)
Auto Components – 0.0%
Lear Corp. Escrow(d)		500	6,000

Diversified Financial Services – 0.4%
JG Wentworth LLC Preferred Equity Interests(d)		1	1,407,159

Hotels, Restaurants & Leisure – 0.1%
Wembley Contigent(d)		2	202,500

Household Durables – 0.0%
Berkline Benchcraft Equity LLC(d)(g)		6	–

Total Other Interests – 0.5%			1,615,659

Warrants(j)	Shares
Chemicals – 0.0%
British Vita Holdings Co. (Non-Expiring)		166	–

Media – 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)		19,023	47,246
(Expires 9/30/14)		3,424	8,504

			55,750

Software – 0.0%
Bankruptcy Management Solutions, Inc., (Expires 9/29/17)		251	–
HMH Holdings/EduMedia, (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		1,501	–

			–

Total Warrants – 0.0%			55,750

Total Long-Term Investments (Cost – $517,072,426) – 151.0%			524,045,909

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.10%(k)(l)		1,845,693	1,845,693

Total Short-Term Securities (Cost – $1,845,693) – 0.5%			1,845,693

Options Purchased
(Cost – $25,422) – 0.0%			–

Total Investments (Cost–$518,943,541*) – 151.5%			525,891,602

Liabilities in Excess of Other Assets – (51.5)%			(178,706,435)

Net Assets – 100.0%			347,185,167

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$516,980,760

Gross unrealized appreciation	$14,361,410
Gross unrealized depreciation	(5,450,568)

Net unrealized appreciation	$8,910,842

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Bank of America Corp	$936,335	$(11,440)
Citigroup, Inc	$716,050	$–
Credit Suisse Group AG	$483,500	$–
Deutsche Bank AG	$486,650	$–

(d)	Non-income producing security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Convertible security.

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at January 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,740,694	(895,001)	1,845,693	$700

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CAD	Canadian Dollar
	CHF	Swiss Franc
	DIP	Debtor-In-Possession
	EUR	Euro
	FKA	Formerly Known As
	GBP	British Pound
	USD	US Dollar

12	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

•	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,467,000	USD	1,991,816	Deutsche Bank AG	2/05/13	$78
USD	5,702,470	CAD	5,626,000	Deutsche Bank AG	4/17/13	70,932
USD	1,142,644	CHF	1,054,500	Goldman Sachs Group, Inc.	4/17/13	(17,042)
USD	17,252,678	GBP	10,770,000	Goldman Sachs Group, Inc.	4/17/13	178,161
USD	52,853,613	EUR	39,665,000	Citigroup, Inc.	4/23/13	(1,025,487)
USD	1,992,620	EUR	1,467,000	Deutsche Bank AG	4/23/13	(85)

Total						$(793,443)

•	Over-the-counter options purchased as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs Group, Inc.	Call	USD	942.86	12/14/19	26	–

Total							–

•	Credit default swaps - sold protection outstanding as of January 31, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co. Inc.	5.00%	Citigroup, Inc.	12/20/15	CCC	USD	189	23,625
Caesars Entertainment Operating Co. Inc.	5.00%	Citigroup, Inc.	12/20/15	CCC	USD	91	8,338
Caesars Entertainment Operating Co. Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	331	54,223
Caesars Entertainment Operating Co. Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	77	8,880
Caesars Entertainment Operating Co. Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	306	32,613
Caesars Entertainment Operating Co. Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	131	8,543
Caesars Entertainment Operating Co. Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	131	8,543
Caesars Entertainment Operating Co. Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	385	19,788
Caesars Entertainment Operating Co. Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	500	19,807
Caesars Entertainment Operating Co. Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC	USD	238	(2,028)

Total							$182,332

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

•

For Trust compliance purposes, the Trust ‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements–Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$716,050	$13,659,587	$14,375,637
Common Stocks	$597,961	2,190,482	8,097	2,796,540
Corporate Bonds	–	78,718,515	414,810	79,133,325
Floating Rate Loan Interests	–	389,168,589	36,780,061	425,948,650
Foreign Agency Obligations	–	120,348	–	120,348
Other Interests	–	202,500	1,413,159	1,615,659
Unfunded Loan Commitments	–	495	–	495
Warrants	–	–	55,750	55,750
Short-Term Securities	1,845,693	–	–	1,845,693

Total	$2,443,654	$471,116,979	$52,331,464	$525,892,097

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts .	–	$184,360	–	$184,360
Foreign currency exchange contracts		249,171		249,171
Liabilities:
Credit contracts		(2,028)	–	(2,028)
Foreign currency exchange contracts	–	(1,042,614)	–	(1,042,614)

Total	–	$(611,111)	–	$(611,111)

[1]	Derivative financial instruments are swaps and foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

14	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$159,962	–	–	$159,962
Liabilities:
Bank overdraft	–	$(3,732)	–	(3,732)
Loans payable	–	(148,032,000)	–	(148,032,000)

Total	$159,962	$(148,035,732)	–	$(147,875,770)

There were no transfers between Level 1 and Level 2 during the period ended January 31, 2013.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of October 31, 2012	$8,621,975	$8,096	–	$27,270,564	$1,394,386	–	$37,295,021
Transfers into Level 3[1]	–	–	–	11,650,858	–	$67,341	11,718,199
Transfers out of Level 3[1]	–	–	–	(8,524,310)	(7,500)	–	(8,531,810)
Accrued discounts/premiums	16,361	–	–	24,198	–	–	40,559
Net realized gain (loss)	100,991	–	–	(9,588)	–	–	91,403
Net change in unrealized appreciation/depreciation[2]	215,870	1	–	696,395	26,273	(11,591)	926,948
Purchases	6,147,214	–	$414,810	10,317,524	–	–	16,879,548
Sales	(1,442,824)	–	–	(4,645,580)	–	–	(6,088,404)

Closing Balance, as of January 31, 2013	$13,659,587	$8,097	$414,810	$36,780,061	$1,413,159	$55,750	$52,331,464

[1]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of October 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of January 31, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $11,718,199 transferred from Level 2 to Level 3 in the disclosure hierarchy. As of October 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of January 31 2013, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $8,531,810 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	The change in unrealized appreciation/depreciation on investments still held as of January 31, 2013 was $986,001.

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013	15

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of January 31, 2013. The table does not include Level 3 investments with values derived utilizing third party pricing information without adjustment. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments. The value of Level 3 investments derived using third party pricing information is $46,288,834.

	Value	Valuation Techniques	Unobservable InputsP[1]	Range of Unobservable Inputs Utilized
Assets:
Corporate Bonds	$414,810	Intrinsic Valuation	Terms of Exchange	85.00%
Floating Rate Loan Interests	2,599,660	Market Comparable Companies	EBITDA Multiple	5.5x – 7.5x
			Yield	9.50%
	2,972,410	Cost[2]	N/A	–
Warrants	55,750	Discounted Vendor Price	Distribution Rate	$0.51639

Total	$6,042,630

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Terms of Exchange	Increase	Decrease
EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Distribution Rate	Decrease	Increase

[2]

The Trust fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.

16	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Floating Rate Income Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Floating Rate Income Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Floating Rate Income Trust

Date: March 26, 2013